Schedule of Investments (unaudited)	iShares® MSCI Thailand ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
SCGJWD Logistics PCL, NVDR(a)	602,700	$236,535

Automobile Components — 0.4%
Sri Trang Agro-Industry PCL, NVDR	1,428,845	918,505

Banks — 6.0%
Kasikornbank PCL, NVDR	1,001,800	3,572,781
Kiatnakin Phatra Bank PCL, NVDR	359,273	498,683
Krung Thai Bank PCL, NVDR	5,909,400	2,766,179
SCB X PCL, NVDR(a)	1,423,700	4,110,940
Thanachart Capital PCL, NVDR	445,400	596,248
Tisco Financial Group PCL, NVDR	338,500	900,058
TMBThanachart Bank PCL, NVDR	41,139,500	1,891,666
		14,336,555
Beverages — 1.1%
Carabao Group PCL, NVDR(a)	594,000	1,137,529
Osotspa PCL, NVDR	2,286,100	1,421,129
		2,558,658
Broadline Retail — 1.1%
Central Retail Corp. PCL, NVDR	3,060,034	2,547,531

Building Products — 0.1%
Dynasty Ceramic PCL, NVDR(a)	4,630,240	251,712

Capital Markets — 0.4%
Bangkok Commercial Asset Management PCL, NVDR	2,994,100	698,418
Beyond Securities PCL, NVDR(a)(b)	3,074,354	201,551
		899,969
Chemicals — 2.6%
Eastern Polymer Group PCL, NVDR	1,392,000	254,367
Indorama Ventures PCL, NVDR	2,848,810	1,793,291
PTT Global Chemical PCL, NVDR(a)	3,812,907	3,612,664
TOA Paint Thailand PCL, NVDR	1,030,900	641,686
		6,302,008
Construction & Engineering — 0.9%
CH Karnchang PCL, NVDR(a)	2,005,400	1,214,196
PSG Corp. PCL, NVS(a)(b)	21,901,000	382,473
Sino-Thai Engineering & Construction PCL, NVDR(a)	1,934,528	497,814
		2,094,483
Construction Materials — 4.1%
Siam Cement PCL (The), NVDR	1,319,200	8,476,806
Siam City Cement PCL, NVDR(a)	152,000	547,431
Tipco Asphalt PCL, NVDR(a)	1,063,800	494,455
TPI Polene PCL, NVDR(a)	9,446,300	349,197
		9,867,889
Consumer Finance — 3.1%
AEON Thana Sinsap Thailand PCL, NVDR	147,900	598,847
JMT Network Services PCL, NVDR	1,102,800	464,235
Krungthai Card PCL, NVDR(a)	1,526,300	1,905,158
Muangthai Capital PCL, NVDR(a)	1,254,900	1,526,341
Ngern Tid Lor PCL, NVDR	2,217,492	1,203,511
Ratchthani Leasing PCL, NVDR(a)	4,157,170	278,735
Srisawad Corp. PCL, NVDR	1,277,356	1,448,902
		7,425,729
Consumer Staples Distribution & Retail — 7.6%
CP ALL PCL, NVDR	9,875,500	15,459,235
CP Axtra PCL, NVDR	3,578,900	2,801,220
		18,260,455
Containers & Packaging — 0.8%
SCG Packaging PCL, NVDR	2,178,200	1,978,047

Security	Shares	Value

Diversified Consumer Services — 0.2%
SISB PCL	394,500	$392,364

Diversified Telecommunication Services — 2.1%
Jasmine International PCL, NVDR	6,584,268	613,884
Thaicom PCL, NVDR(a)	911,800	309,166
True Corp. PCL, NVDR(b)	17,531,348	4,129,820
		5,052,870
Electronic Equipment, Instruments & Components — 5.8%
Delta Electronics Thailand PCL, NVDR(a)	5,280,908	10,664,292
Hana Microelectronics PCL, NVDR	1,123,100	1,247,255
Jaymart Group Holdings PCL, NVDR(a)(b)	986,300	337,419
KCE Electronics PCL, NVDR	1,399,500	1,584,322
Nex Point Parts PCL, NVDR(a)(b)	1,196,800	92,014
		13,925,302
Entertainment — 0.2%
Major Cineplex Group PCL, NVDR	216,100	75,812
RS PCL, NVDR	839,620	274,276
		350,088
Food Products — 4.2%
Betagro PCL, NVS(a)	1,145,300	775,447
Charoen Pokphand Foods PCL, NVDR(b)	6,403,400	3,968,958
GFPT PCL, NVDR(a)	748,500	273,513
Ichitan Group PCL, NVDR	989,400	457,587
I-TAIL Corp. PCL, NVS	1,264,500	795,932
Khon Kaen Sugar Industry PCL, NVDR	2,726,778	154,164
R&B Food Supply PCL, NVDR(a)	855,100	230,568
Sappe PCL	180,800	511,600
Srinanaporn Marketing PCL, NVDR(a)	817,000	352,287
Thai Union Group PCL, NVDR	4,723,900	1,915,468
Thai Vegetable Oil PCL, NVDR	752,188	470,096
		9,905,620
Ground Transportation — 0.7%
BTS Group Holdings PCL, NVDR(a)	13,362,200	1,749,072

Health Care Equipment & Supplies — 0.2%
Sri Trang Gloves Thailand PCL, NVDR	1,706,000	519,917

Health Care Providers & Services — 9.5%
Bangkok Chain Hospital PCL, NVDR(a)	2,112,025	1,085,003
Bangkok Dusit Medical Services PCL, NVDR	18,814,700	13,820,208
Bumrungrad Hospital PCL, NVDR	1,008,376	6,638,609
Chularat Hospital PCL, NVDR(a)	8,346,700	667,010
Thonburi Healthcare Group PCL, NVDR	501,700	525,034
		22,735,864
Hotels, Restaurants & Leisure — 3.3%
Asset World Corp. PCL, NVDR	13,532,500	1,400,884
Central Plaza Hotel PCL, NVDR	799,100	893,203
Erawan Group PCL (The), NVDR	3,448,900	445,136
Minor International PCL, NVDR	5,753,810	4,818,897
MK Restaurants Group PCL, NVDR	470,700	422,633
		7,980,753
Independent Power and Renewable Electricity Producers — 6.1%
B Grimm Power PCL, NVDR	1,534,800	1,042,376
Banpu Power PCL, NVDR	1,023,800	367,948
BCPG PCL, NVDR(a)	2,026,650	366,948
CK Power PCL, NVDR	3,471,960	376,337
Electricity Generating PCL, NVDR	401,000	1,135,911
Energy Absolute PCL, NVDR(a)	2,838,800	1,778,984
Global Power Synergy PCL, NVDR	1,192,300	1,531,563
Gulf Energy Development PCL, NVDR(a)	4,961,100	5,474,459
Gunkul Engineering PCL, NVDR(a)	6,805,022	462,964

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Ratch Group PCL, NVDR	1,839,300	$1,426,853
SPCG PCL, NVDR	735,900	194,026
TPI Polene Power PCL, NVDR	4,299,600	385,667
		14,544,036
Insurance — 0.5%
Bangkok Life Assurance PCL, NVDR	1,010,800	564,314
Dhipaya Group Holdings PCL, NVDR(a)	499,500	431,902
TQM Alpha PCL, NVDR	359,600	254,134
		1,250,350
IT Services — 0.4%
Jasmine Technology Solution PCL(b)	276,100	553,476
SKY ICT PCL, NVDR(b)	605,000	428,285
		981,761
Marine Transportation — 0.2%
Regional Container Lines PCL, NVDR(a)	632,900	511,728

Media — 0.5%
Plan B Media PCL, NVDR(a)	3,627,460	814,230
VGI PCL, NVDR(a)	6,610,350	270,777
		1,085,007
Oil, Gas & Consumable Fuels — 14.2%
Bangchak Corp. PCL, NVDR	1,513,700	1,579,842
Bangchak Sriracha PCL, NVDR(a)	1,162,800	283,106
Banpu PCL, NVDR	13,555,924	1,993,655
IRPC PCL, NVDR(a)	19,008,400	983,403
Prima Marine PCL, NVDR	1,708,800	376,568
PTT Exploration & Production PCL, NVDR	2,350,084	9,882,092
PTT PCL, NVDR	16,908,000	15,083,230
Siamgas & Petrochemicals PCL, NVDR	752,500	146,246
Star Petroleum Refining PCL, NVDR(b)	2,936,300	676,131
Thai Oil PCL, NVDR	2,077,900	2,933,685
		33,937,958
Passenger Airlines — 0.5%
Asia Aviation PCL, NVDR(a)(b)	8,693,247	535,578
Bangkok Airways PCL, NVDR	1,065,500	581,126
		1,116,704
Pharmaceuticals — 0.3%
Mega Lifesciences PCL, NVDR	589,800	643,445

Real Estate Management & Development — 6.7%
Amata Corp. PCL, NVDR	1,367,000	856,785
AP Thailand PCL, NVDR(a)	3,990,486	1,000,115
Bangkok Land PCL, NVDR(b)	13,205,200	204,593
Central Pattana PCL, NVDR	3,415,700	5,328,751
Land & Houses PCL, NVDR(a)	14,147,400	2,538,665
MBK PCL, NVDR	1,496,500	705,993
Origin Property PCL, NVDR	1,258,700	190,268
Pruksa Holding PCL, NVDR(a)	921,400	250,448
Quality Houses PCL, NVDR	12,684,832	704,399
Sansiri PCL, NVDR	23,289,337	1,009,313
SC Asset Corp. PCL, NVDR(a)	2,531,904	213,748
Supalai PCL, NVDR(a)	1,981,900	997,947
WHA Corp. PCL, NVDR	13,903,740	2,065,174
		16,066,199
Security	Shares	Value

Specialty Retail — 3.5%
Aurora Design PCL, NVDR(a)	778,500	$288,382
Com7 PCL, NVDR	1,826,600	882,335
Dohome PCL, NVDR(a)	1,924,237	613,547
Home Product Center PCL, NVDR(a)	10,009,173	2,535,526
PTG Energy PCL, NVDR	1,675,700	399,735
PTT Oil & Retail Business PCL, NVDR(a)	5,073,900	2,502,109
Siam Global House PCL, NVDR	2,639,400	1,193,867
		8,415,501
Transportation Infrastructure — 6.6%
Airports of Thailand PCL, NVDR(a)	7,248,400	12,830,974
Bangkok Aviation Fuel Services PCL, NVDR(a)	433,700	249,228
Bangkok Expressway & Metro PCL, NVDR(a)	12,925,753	2,764,629
		15,844,831
Water Utilities — 0.3%
TTW PCL, NVDR	2,362,566	584,673

Wireless Telecommunication Services — 5.9%
Advanced Info Service PCL, NVDR	2,012,119	11,113,780
Intouch Holdings PCL, NVDR	1,627,000	2,983,371
		14,097,151
Total Common Stocks — 100.2%
(Cost: $364,061,786)		239,369,270

Rights

Automobiles — 0.0%
BYD RTS REC (R) (Expires 06/05/24 )(b)	147,795	—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 100.2%
(Cost: $364,061,786)		239,369,270

Short-Term Securities

Money Market Funds — 11.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	26,114,500	26,122,334
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	1,250,000	1,250,000

Total Short-Term Securities — 11.4%
(Cost: $27,366,003)		27,372,334

Total Investments — 111.6%
(Cost: $391,427,789)		266,741,604

Liabilities in Excess of Other Assets — (11.6)%		(27,738,992)

Net Assets — 100.0%		$239,002,612

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,594,784	$8,530,072	(a)	$—	$(2,039)	$(483)	$26,122,334	26,114,500	$1,324,282	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	900,000	350,000	(a)	—	—	—	1,250,000	1,250,000	19,258		—
					$(2,039)	$(483)	$27,372,334		$1,343,540		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,775,496	$232,593,774	$—	$239,369,270
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	27,372,334	—	—	27,372,334
	$34,147,830	$232,593,774	$—	$266,741,604

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

3